Going Concern Uncertainty and Management’S Plan (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Going Concern Uncertainty and Management’s Plan [Line Items]
Net loss	$ (7,735,552)	$ (6,659,205)	$ (4,835,546)	$ (4,727,403)	$ (14,394,757)	$ (9,562,949)	$ (21,148,747)	$ (12,697,241)
Working capital	31,700,000				31,700,000		21,731,551
Cash	$ 112				$ 112		112
Citius Pharma [Member]
Going Concern Uncertainty and Management’s Plan [Line Items]
Cash							$ 112